Material Accounting Policy Information - Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective (Details)	12 Months Ended
Dec. 31, 2025
Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instrument [Member]
Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective [Line Items]
Standard/Interpretation	Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments
Application Date for the Group	Jan. 01, 2026
Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7, Annual improvements to IFRS Accounting Standards Volume 11[Member]
Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective [Line Items]
Standard/Interpretation	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7, Annual improvements to IFRS Accounting Standards Volume 11
Application Date for the Group	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7, Contracts referencing Nature-dependent Electricity [Member]
Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective [Line Items]
Standard/Interpretation	Amendments to IFRS 9 and IFRS 7, Contracts referencing Nature-dependent Electricity
Application Date for the Group	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective [Line Items]
Standard/Interpretation	IFRS 18 Presentation and Disclosure in Financial Statements
Application Date for the Group	Jan. 01, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective [Line Items]
Standard/Interpretation	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Application Date for the Group	Jan. 01, 2027
Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency [Member]
Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective [Line Items]
Standard/Interpretation	Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency
Application Date for the Group	Jan. 01, 2027